Note 2 - Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Business Combination Disclosure [Text Block]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Thousands of Yen

Accounts receivable	¥5,459,158
Inventories	12,196
Prepaid expenses	159,285
Deferred tax assets―current	170,852
Other current assets	13,562
Other investments	357,097
Property and equipment	1,371,086
Other intangible assets	3,725,649
Deferred tax assets―Noncurrent	1,354,758
Other assets	44,221
Total assets acquired	12,667,864

Accounts payable	485,271
Accrued expenses	3,216,424
Deferred income―current	113,336
Other current liabilities	243,513
Deferred tax liabilities―Noncurrent	1,525,610
Deferred income―Noncurrent	201,983
Total liabilities assumed	5,786,137

Total identified net assets	6,881,727

Goodwill	2,288,273

Purchase price	¥9,170,000

Business Acquisition, Pro Forma Information [Table Text Block]
Thousands of Yen

Revenues	¥15,094,218
Net income attributable to Internet Initiative Japan Inc.	690,761
Thousands of Yen

Revenues	¥92,583,743
Net income attributable to Internet Initiative Japan Inc.	4,800,412

Pro Forma Information Basic and Diluted Earnings Per Share [Table Text Block]
Yen

Pro forma basic net income attributable to Internet Initiative Japan Inc. per common share	¥118
Pro forma diluted net income attributable to Internet Initiative Japan Inc. per common share	118